Supplement No. 1 dated February 1, 1999
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to   Prospectus dated November 1, 1998
     (as supplemented February 1, 1999)


for  State Street Research Argo Fund
     A series of State Street Research Equity Trust

In the Prospectus section captioned "Investor Expenses," the Shareholder Fees portion of the table is revised as follows:

                                        Class     Class  Class  Class  Class
Shareholder Fees (% of offering price)    A        B(1)    B      C      S
--------------------------------------------------------------------------------
 Maximum front-end sales charge (load)   5.75      0.00   0.00   0.00   0.00
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    0.00(1)   5.00   5.00   1.00   0.00
--------------------------------------------------------------------------------

(1) Except for investments of $1 million or more: see "Sales Charges -- Class A -- Front Load."

                                                                     AG-523F-299
                                                 Control Number: (exp1199)SSR-LD
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